LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

NOTE 27 – LEASES

The lease liability refers mainly to energy purchase agreements entered with the Independent Energy Producers that have the transfer of a significant portion of risks and benefits at the end of the agreements, in addition to these, real estate, vehicles and equipment are also included.

The change in liabilities is shown in the table below:

Opening balance as of December 31, 2021 and 2020	903,484	1,053,194
Effects of deconsolidation	(9,539)	—
Taking Over	2,223	—
New contracts / Remeasurements	46,686	60,824
Interest Incurred	535,185	377,482
Payments	(724,871)	(588,016)
Final balance as of December 31, 2022 and 2021	753,168	903,484

	12/31/2022	12/31/2021
Current	224,319	209,774
Non-current	528,849	693,710
	753,168	903,484

Fixed and variable rents, as well as those related to short-term and low-value contracts, were as follows for the years ended December 31, 2022 and 2021:

	12/31/2022	12/31/2021
Short-term leases	2,886	3,667
Low-cost leases	18,674	23,827
Variable lease expenses	4,505	885

The maturities of non-current liabilities are shown in the table below:

2024	233,988
2025	127,317
2026	49,434
2027	34,701
2028	34,596
2029 to 2045	48,813
528,849

The table below shows that the potential right of PIS / COFINS to recover is embedded in the lease consideration, according to the period foreseen for payment.

	12/31/2022	12/31/2021
Lease consideration	724,871	588,016
Potential PIS / COFINS (9.25%)	67,051	54,391

The right of use balance is presented in Plant, Property & Equipment, see note 21.

Accounting Policy

The Company initially recognizes lease liabilities at the present value of the future flow of lease payments, without reflecting projected inflation. Subsequently, lease liabilities are adjusted for interest, monetary restatement established by contracts and lease payments made.

The interest rate used to calculate the present value of lease obligations is formed by the interest rate of the U.S. Treasury (risk-free rate) plus the risk spread of Eletrobras, less the percentage of discount arising from the guarantees involved in the lease agreements.

The accrued interest is recognized in the income statement, in the financial income group.

Monetary adjustments of leases are recognized in the Right of Use, in the Fixed Assets group, without therefore, being carried over in the income statement.